UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: September 30th

Date of Reporting Period: October 1, 2025 – March 31, 2026

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the RiverNorth Active Income ETF  (the "Fund") for the period of October 1, 2025 to March 31, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://true-shares.com/etf/cefz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2026

Cboe BZX Exchange, Inc. : CEFZ

RIVERNORTH ACTIVE INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Active Income ETF	$46	0.93%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	RiverNorth Active Income ETF - NAV	Bloomberg US Aggregate Bond Index	S&P 500 Index	60% S&P 500 and 40% US Aggregate Bond
Mar'16	10000	10000	10000	10000
Mar'17	11694	10044	11717	11026
Mar'18	12844	10165	13357	11997
Mar'19	13206	10620	14625	12931
Mar'20	10856	11569	13605	12881
Mar'21	16559	11651	21271	16965
Mar'22	17213	11168	24599	18237
Mar'23	16182	10633	22698	17097
Mar'24	18936	10814	29480	20169
Mar'25	20360	11342	31913	21584
Mar'26	23197	11835	37594	24250

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$37,037,851
# of Portfolio Holdings	52
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$162,826

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	10 YRS
RiverNorth Active Income ETF - NAV	14.08%	7.00%	8.79%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 and 40% US Aggregate Bond	12.35%	7.41%	9.26%
S&P 500 Total Return Index	17.80%	12.06%	14.16%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://true-shares.com/etf/cefz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Closed-End Funds
69.75%
Exchange-Traded Funds
11.30%
Money Market Funds
9.15%
Business Development Companies
6.88%
Real Estate
2.40%
Financial Services
0.52%
Rights
0.00%

Table Summary
Value	Value
Rights	0.00%
Financial Services	0.52%
Real Estate	2.40%
Business Development Companies	6.88%
Money Market Funds	9.15%
Exchange-Traded Funds	11.30%
Closed-End Funds	69.75%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Guernsey	9.68%
United States	90.32%

RIVERNORTH ACTIVE INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2026

Cboe BZX Exchange, Inc. : CEFZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://true-shares.com/etf/cefz/.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

RiverNorth Active Income ETF

(Cboe BZX Exchange, Inc.: CEFZ)

Semi-Annual Financial Statements

March 31, 2026

TABLE OF CONTENTS

Schedule of Investments	3

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Additional Information	14

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 6.95%
Blue Owl Capital Corp.	34,248	$378,783
Blue Owl Technology Finance Corp.	39,460	488,909
Carlyle Secured Lending, Inc.	32,883	359,740
FS KKR Capital Corp.	45,999	468,270
Morgan Stanley Direct Lending Fund	25,985	362,751
Oaktree Specialty Lending Corp.	29,133	329,203
Palmer Square Capital BDC, Inc.	19,228	187,857

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $2,774,353)		2,575,513

	Shares	Value
COMMON STOCKS - 2.95%
Financial Services - 0.52%
Ares Management Corp., Class A	1,782	194,416

Real Estate - 2.43%
Howard Hughes Holdings, Inc.(a)	14,204	898,545

TOTAL COMMON STOCKS (Cost $1,137,017)		1,092,961

	Shares	Value
CLOSED-END FUNDS - 70.44%
abrdn Emerging Markets ex China Fund, Inc.	82,992	605,012
BlackRock Corporate High Yield Fund, Inc.	135,896	1,157,834
BlackRock Health Sciences Term Trust	59,196	850,054
BlackRock Multi-Sector Income Trust	23,174	290,138
BlackRock MuniYield New York Quality Fund, Inc.	41,593	399,293
BlackRock Science and Technology Term Trust	59,839	1,325,434
BlackRock Technology and Private Equity Term Trust	29,708	196,073
Blackstone Senior Floating Rate 2027 Term Fund	77,909	1,008,921
Calamos Long/Short Equity & Dynamic Income Trust	84,876	1,151,767
Calamos Strategic Total Return Fund	33,304	570,164
Clough Global Dividend and Income Fund	65,090	385,333
Clough Global Equity Fund	202,986	1,528,485
Clough Global Opportunities Fund	198,805	1,107,344
Cohen & Steers Infrastructure Fund, Inc.	22,933	593,506
Eagle Point Income Co., Inc.	19,011	179,464
First Trust High Yield Opportunities 2027 Term Fund	33,934	459,127
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	21,043	190,229
FS Credit Opportunities Corp.	90,997	464,085
FS Specialty Lending Fund	67,304	841,973
Kayne Anderson Energy Infrastructure Fund	60,973	870,694
	Shares	Value
CLOSED-END FUNDS - 70.44% (continued)
Liberty All Star Growth Fund, Inc.	14,292	$67,887
Liberty All-Star Equity Fund	125,376	695,837
MFS Government Markets Income Trust	60,618	178,217
Nuveen Real Estate Income Fund	14,906	111,199
Nuveen S&P 500 Dynamic Overwrite Fund	11,381	182,899
NXG NextGen Infrastructure Income Fund	3	165
Pershing Square Holdings Ltd.	69,476	3,619,700
PIMCO Income Strategy Fund II	48,268	332,566
Royce Micro-Cap Trust, Inc.	106,443	1,203,870
Royce Small-Cap Trust, Inc.	74,571	1,237,879
Saba Capital Income & Opportunities Fund	55,892	376,712
Saba Capital Income & Opportunities Fund II	224,709	1,869,579
Special Opportunities Fund, Inc.	16,208	223,022
The India Fund, Inc.	2,014	22,798
Total Return Securities Fund	10,749	63,742
Western Asset Inflation-Linked Opportunities & Income Fund	190,656	1,612,950
XAI Octagon Floating Rate Alternative Income Trust	6,691	114,951

TOTAL CLOSED-END FUNDS (Cost $22,737,709)		26,088,903

	Shares	Value
EXCHANGE-TRADED FUNDS - 11.41%
Invesco RAFI Emerging Markets ETF	58,576	1,576,280
iShares 10+ Year Investment Grade Corporate Bond ETF	3,799	188,545
iShares Flexible Income Active ETF	47,424	2,462,728

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,723,474)		4,227,553

	Shares	Value
RIGHTS - 0.00%(a)(b)
Gabelli Equity Trust, Inc. Subscription Price $5.00, Expires 4/21/2026	100	1
Neuberger High Yield Strategies Fund, Inc. Subscription Price $10.00, Expires 4/15/26	703	6

TOTAL RIGHTS (Cost $5)		7

See Notes to Financial Statements.

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.24%
State Street Institutional Treasury Money Market Fund, 3.60% (7-day yield)(c)	3,420,956	$3,420,956

TOTAL MONEY MARKET FUNDS (Cost $3,420,956)		3,420,956

TOTAL INVESTMENTS - 100.99% (Cost $33,793,514)		$37,405,893

Liabilities in Excess of Other Assets - (0.99)%		(368,042)

NET ASSETS - 100.00%		$37,037,851

(a)	Non-income producing security.

(b)	Less than 0.005%.

(c)	Rate disclosed is a 7-Day Yield as of March 31, 2026.

Percentages are stated as a percent of net assets.

Bullet Total Return Swap Contracts

Reference Index Return Received by the Fund(a)	Counterparty	Rate Paid by the Fund(a)	Termination Date	Notional Amount	Value	Net Unrealized Appreciation
Saba Capital Income & Opportunities Fund II	TD Securities	OBFR + 45 bps	1/21/2028	$825	$7	$7
				$825	$7	$7

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

BDC – Business Development Company

bps – Basis points (1 bp = 0.01%)

Ltd. – Limited

OBFR – Overnight Bank Funding Rate

See Notes to Financial Statements.

RiverNorth Active Income ETF

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$37,405,893
Cash	261,963
Foreign currencies, at value	478
Receivable for investments sold	3,831
Dividends receivable	105,422
Unrealized appreciation on bullet total return swap contracts	7
Total Assets	37,777,594
LIABILITIES:
Payable to Investment Advisor	28,100
Payable for investments purchased	711,637
Other payables and accrued expenses	6
Total Liabilities	739,743
NET ASSETS	$37,037,851

NET ASSETS CONSIST OF
Paid in capital	$35,536,796
Total distributable earnings	1,501,055
NET ASSETS	$37,037,851

INVESTMENTS, AT COST	$33,793,514
FOREIGN CURRENCY, AT COST	$452

Net asset value:
Net assets	$37,037,851
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,714,455
Net asset value, price per share	$7.86

See Notes to Financial Statements.

RiverNorth Active Income ETF

STATEMENT OF OPERATIONS
March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,452,114
Interest and other income	869
Total Investment Income	1,452,983
EXPENSES:
Investment advisory fees	162,826
Other expenses	7,145
Total Expenses	169,971
NET INVESTMENT INCOME	1,283,012
Net realized gain/(loss) on:
Investments	1,365,145
Investments sold in-kind	179,244
Bullet total return swap contracts	(126)
Foreign currency related transactions	3
Total Net Realized Gain	1,544,266
Net change in unrealized appreciation/depreciation on:
Investments	(2,541,449)
Bullet total return swap contracts	7
Foreign currency related translations	(9)
Total Net Change in Unrealized Appreciation/Depreciation	(2,541,451)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(997,185)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$285,827

See Notes to Financial Statements.

RiverNorth Active Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended March 31,	Ended September 30,
	2026 (Unaudited)	2025(a)
OPERATIONS
Net investment income	$1,283,012	$1,032,456
Net realized gain	1,544,266	2,874,812
Long-term capital gain from other investment companies	—	108,965
Net change in unrealized appreciation/depreciation	(2,541,451)	981,768
Net increase in net assets resulting from operations	285,827	4,998,001
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Shares of beneficial interest(b)	(1,847,680)	(1,343,665)
Class I(c)	—	(1,204,425)
From tax return of capital(b)	—	(207,998)
Class I(c)	—	(139,581)
Net decrease in net assets from distributions	(1,847,680)	(2,895,669)
BENEFICIAL INTEREST TRANSACTIONS(b)
Shares sold	3,808,431	953,782
Dividends reinvested	—	928,057
Shares redeemed	(985,023)	(5,983,421)
Shares issued in connection with reorganization (Note 1)	—	22,163,161
Net increase in net assets derived from share transactions	2,823,408	18,061,579
Class I(c)
Shares sold	—	2,084,480
Dividends reinvested	—	1,236,113
Shares redeemed	—	(11,202,871)
Shares redeemed in connection with reorganization (Note 1)	—	(22,163,161)
Net decrease in net assets derived from share transactions	—	(30,045,439)
Net increase/(decrease) in net assets	1,261,555	(9,881,528)
NET ASSETS
Beginning of period	35,776,296	45,657,824
End of period	$37,037,851	$35,776,296

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund's Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund's Class R Shares, which ceased operations as of the date of the reorganization.

(b)	Distributions and beneficial interest transactions reflect the effects of the tax free reorganization from the Predecessor Fund's Class R Shares on August 1, 2025.

(c)	After the close of business on July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

See Notes to Financial Statements.

RiverNorth Active Income ETF

FINANCIAL HIGHLIGHTS

March 31, 2026

	For the Six
	Months
	Ended		For the Year	For the Year	For the Year	For the Year	For the Year
	March		Ended	Ended	Ended	Ended	Ended
	31, 2026		September	September	September	September	September
	(Unaudited)(a)		30, 2025(a)	30, 2024(a)	30, 2023(a)	30, 2022(a)	30, 2021(a)
Net Asset Value - Beginning of Period	$8.20		$7.73	$6.51	$6.13	$9.31	$7.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.29		0.19	0.18	0.30	0.14	0.25
Net realized and unrealized gain/(loss) on investments	(0.22)		0.83	1.41	0.38	(1.39)	2.12
Total from Investment Operations	0.07		1.02	1.59	0.68	(1.25)	2.37

DISTRIBUTIONS:
From net investment income	(0.41)		(0.48)	(0.37)	(0.28)	(0.26)	(0.37)
Net realized gains	—		—	—	—	(1.61)	(0.13)
From tax return of capital	—		(0.07)	—	(0.02)	(0.06)	—
Total Distributions	(0.41)		(0.55)	(0.37)	(0.30)	(1.93)	(0.50)

Net Increase/(Decrease) in net asset value	(0.34)		0.47	1.22	0.38	(3.18)	1.87
Net Asset Value - End of Period	$7.86		$8.20	$7.73	$6.51	$6.13	$9.31
TOTAL RETURN(c)	0.79%		13.84%	24.83%	11.07%	(16.88%)	32.58%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$37,038		$35,776	$16,135	$16,557	$17,380	$25,705
Ratio of net operating expenses to average net assets(d)	0.93	%(e)	1.55%	1.84%	1.74%	1.64%	1.58%
Ratio of net investment income to average net assets(d)	7.01	%(e)	2.50%	2.45%	4.51%	1.86%	2.88%
Portfolio turnover rate(f)(g)	46%		58%	41%	60%	106%	182%

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund's Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund's Class R Shares, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the Schedule of Investments.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, RiverNorth Active Income ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation and income and is a diversified open-end management company registered under the 1940 Act.

The Fund commenced operations on December 27, 2006 as RiverNorth Core Opportunities Fund, a mutual fund that was a series of the RiverNorth Funds (the "Predecessor Fund"). On April 3, 2025, the Board of Trustees of RiverNorth Funds approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by the Fund in exchange for whole shares of beneficial interest, no par value per share, of the Fund. The Agreement and Plan of Reorganization approved by the Board of Trustees also contained provisions for the merging of the Fund’s Class I share class into the Class R share class which took place on July 7, 2025 and the termination of the Fund’s Class R share Rule 12b-1 plan which occurred on June 30, 2025. In connection with this acquisition as of the close of business on August 1, 2025, shares of the Predecessor Fund’s Class R shares were exchanged for an equivalent number of shares of the Fund, and the Fund’s net assets and net asset value (“NAV”) per share of $35,169,145 and $7.86, respectively, shares outstanding of 4,474,446, net unrealized appreciation/depreciation of 3,669,232 and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. RiverNorth Capital Management, LLC, the Fund's sub-adviser, was the investment adviser to the Predecessor Fund. The Predecessor Fund had an investment objective substantially similar to that of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

The Fund currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of the Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Operations & Risk Committee of the Adviser acts as the Fund’s CODM. The Fund is considered an operating segment, and its performance and operating results is reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Financial Statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies, including FASB Accounting Standard Update 2013-08.”

During the period ended January 31, 2026, the Fund adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09").The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Fund's financial statements during the period.

Portfolio Valuation – The NAV per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund’s price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Continued) (Unaudited)

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of March 31, 2026:

RiverNorth Active Income ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Business Development Companies	$2,575,513	$—	$—	$2,575,513
Common Stocks	1,092,961	—	—	1,092,961
Closed-End Funds	26,088,903	—	—	26,088,903
Exchange-Traded Funds	4,227,553	—	—	4,227,553
Rights	7	—	—	7
Money Market Funds	3,420,956	—	—	3,420,956
Total	$37,405,893	$—	$—	$37,405,893

Other Financial Instruments(b)
Assets
Bullet Total Return Swap Contracts(c)	$—	$7	$—	$7
Total	$—	$7	$—	$7

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Continued) (Unaudited)

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: The Fund generally pays out dividends from net investment income, if any, monthly. The Fund will declare and pay capital gain distributions, if any, in cash at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Fund intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended March 31, 2026, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of March 31, 2026, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of its investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Bullet Swaps: The Fund may enter into bullet total return swap contracts (“bullet swaps”). The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A swap agreement is a contract in which one party agrees to make a payment to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. In the case of bullet swaps, the net settlement of the total return and financing legs will generally be paid or received at the contract termination date rather than periodically.

The bullet swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

As of March 31, 2026, the effects of derivatives instruments on the Fund’s Statement of Assets and Liabilities were as follows:

RiverNorth Active Income ETF Risk Exposure	Statements of Assets and Liabilities Location	Value
Asset Derivatives
Equity Contracts (Bullet Total Return Swaps)	Unrealized appreciation on bullet total return swap contracts	7
Total		$7

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Continued) (Unaudited)

For the period ended March 31, 2026, the effects of derivative instruments on the Fund’s Statement of Operations were as follows:

RiverNorth Active Income ETF

Risk Exposure	Statements of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Equity Contracts (Bullet Total Return Swaps)	Net realized gain/(loss) on bullet total return swap contracts/Net change in unrealized appreciation/depreciation on bullet total return swap contracts	$(126)	$7
Total		$(126)	$7

The average monthly notional value of total return swap contracts for the period ended March 31, 2026 was $839.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of RiverNorth Capital Management, LLC (the Sub-Adviser), exercised an option to convert an outstanding note into equity of TrueMark Group, LLC ("TMG"), the controlling shareholder of the Adviser, and became the Adviser's controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board and the Fund approved the continuance of the Adviser and the Sub-Adviser, prior to the close of the change in control. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.89% of the Fund’s daily net assets.

Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

The Sub-Adviser is responsible for selecting the Fund’s investments. For its services, the Sub-Adviser is paid a fee by the Adviser, not the Fund, out of the Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and also serves as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales	In-Kind Purchases	In-Kind Sales
$16,327,618	$15,538,054	$3,498,643	$857,852

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Continued) (Unaudited)

Beneficial Interest transactions were as follows:

	For the Six Months	For the Year Ended
	Ended	September 30,
	March 31, 2026	2025
Shares Outstanding(a)
Shares sold	470,000	121,215
Dividends reinvested	—	120,314
Shares redeemed	(120,000)	(758,226)
Shares issued in connection with reorganization	—	2,792,513
Net increase/(decrease) in shares outstanding	350,000	2,275,816
Class I Shares Outstanding(b)
Shares sold	—	278,298
Dividends reinvested	—	161,779
Shares redeemed	—	(1,470,577)
Shares issued in connection with reorganization	—	(2,797,586)
Net decrease in shares outstanding	—	(3,828,086)

(a)	Beneficial interest transactions reflect the tax free reorganization from the Predecessor Fund's Class R Shares on August 1, 2025.

(b)	After the close of business on July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of March 31, 2026.

The character of distributions paid on a tax basis during the year ended September 30, 2025 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain	Return of Capital
RiverNorth Active Income ETF	$2,449,224	$98,866	$347,579

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at March 31, 2026 were as follows:

Net
	Gross	Gross	Appreciation/		Cost of
	Appreciation	Depreciation	(Depreciation)	Net Unrealized	Investments for
	(excess of value	(excess of tax	of Derivatives and	Appreciation/	Income Tax
	over tax cost)(a)	cost over value)	Foreign Currency	(Depreciation)	Purposes(a)
RiverNorth Active Income ETF	$4,815,090	$(3,928,754)	$—	$886,336	$36,519,556

(a)	Certain tax cost basis adjustments are finalized at fiscal year end and therefore have not been determined as of March 31, 2026.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

On April 30, 2026 the Fund paid a distribution of $0.06867 per share to shareholders of record on April 29, 2026.

RiverNorth Active Income ETF

ADDITIONAL INFORMATION

March 31, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at (i) www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783) or (iii) the Fund's website at https://www.true-shares.com/etf/cefz.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	June 8, 2026

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer
(Principal Financial Officer)

Date:	June 8, 2026